Consolidated Statements of Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Pension Benefits [Member]	Cumulative Translation Adjustment [Member]	Deferred Gains (Losses) on Derivatives [Member]	Noncontrolling Interest [Member]	Comprehensive (Loss) Income attributable to AGCO Corporation and subsidiaries [Member]	Comprehensive Loss Attributable to Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2008	$ 2,014.3
Beginning Balance Shares at Dec. 31, 2008		91,844,193
Comprehensive Income (Loss), Net of Tax, Attributable to Parent										384.4
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest											(0.1)
Stockholders' Equity Attributable to Parent		0.9	1,061.9	1,517.8	(187.4)	(208.3)	25.0	(4.1)
Net income attributable to AGCO Corporation and subsidiaries	135.7			135.7						135.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	135.4
Net Income (Loss) Attributable to Noncontrolling Interest	(0.3)								(0.3)		(0.3)
Issuance of restricted stock	0.6		0.6
Issuance of restricted stock shares		26,388
Issuance of performance award stock	(5.2)		(5.2)
Issuance of performance award stock, shares		581,393
Stock options and SSARs exercised, shares		1,691
Stock compensation	7.4		7.4
Investments by noncontrolling interest	1.3								1.3
Defined benefit pension plans, net of taxes:
Net actuarial gain (loss) arising during year	(75.6)				(75.6)	(75.6)				(75.6)
Amortization of net actuarial losses included in net periodic pension cost	5.4				5.4	5.4				5.4
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	35.4				35.4			35.4		35.4
Deferred gains and losses on derivatives, net	35.4				35.4			35.4		35.4
Deferred gains and losses on derivatives held by affiliates, net	0.6				0.6			0.6		0.6
Reclassification To Temporary Equity [Abstract]
Equity component of convertible senior subordinated notes	(8.3)		(8.3)
Change in cumulative translation adjustment	283.1				282.9		282.9		0.2	282.9	0.2
Noncontrolling interests									1.2
Ending Balance at Dec. 31, 2009	2,394.4
Ending Balance Shares at Dec. 31, 2009		92,453,665
Comprehensive Income (Loss), Net of Tax, Attributable to Parent										275.8
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest											(0.4)
Stockholders' Equity Attributable to Parent	2,658.4	0.9	1,051.3	1,738.3	(132.1)	(179.1)	48.4	(1.4)
Net income attributable to AGCO Corporation and subsidiaries	220.5			220.5						220.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	220.2
Net Income (Loss) Attributable to Noncontrolling Interest	(0.3)								(0.3)		(0.3)
Issuance of restricted stock	0.7		0.7
Issuance of restricted stock shares		17,303
Issuance of performance award stock	(11.2)		(11.2)
Issuance of performance award stock, shares		555,262
Stock options and SSARs exercised, shares		56,326
Stock compensation	12.7		12.7
Conversion of 13/4% convertible senior subordinated notes, shares		60,986
Repurchase of 13/4% convertible senior subordinated notes	(21.1)		(21.1)
Defined benefit pension plans, net of taxes:
Prior service cost arising during year	(2.8)				(2.8)	(2.8)				(2.8)
Net actuarial gain (loss) arising during year	23.5				23.5	23.5				23.5
Amortization of prior service cost included in net periodic pension cost	1.8				1.8	1.8				1.8
Amortization of net actuarial losses included in net periodic pension cost	6.7				6.7	6.7				6.7
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	2.5				2.5			2.5		2.5
Deferred gains and losses on derivatives, net	2.5				2.5			2.5		2.5
Deferred gains and losses on derivatives held by affiliates, net	0.2				0.2			0.2		0.2
Reclassification To Temporary Equity [Abstract]
Equity component of convertible senior subordinated notes	8.3		8.3
Change in cumulative translation adjustment	23.3				23.4		23.4		(0.1)	23.4	(0.1)
Noncontrolling interests	0.8								0.8
Ending Balance at Dec. 31, 2010	2,659.2
Ending Balance Shares at Dec. 31, 2010		93,143,542
Comprehensive Income (Loss), Net of Tax, Attributable to Parent										314.8
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest											1.9
Stockholders' Equity Attributable to Parent	2,995.2	1.0	1,073.2	2,321.6	(400.6)	(240.2)	(156.1)	(4.3)
Net income attributable to AGCO Corporation and subsidiaries	583.3			583.3						583.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	585.3
Net Income (Loss) Attributable to Noncontrolling Interest	2.0								2.0		2.0
Issuance of restricted stock	0.7		0.7
Issuance of restricted stock shares		12,034
Issuance of performance award stock	(1.5)		(1.5)
Issuance of performance award stock, shares		51,590
Stock options and SSARs exercised	(0.7)		(0.7)
Stock options and SSARs exercised, shares		60,992
Stock compensation	23.7		23.7
Conversion of 1 3/4% convertible senior subordinated notes		0.1	(0.1)
Conversion of 13/4% convertible senior subordinated notes, shares		3,926,574
Investments by noncontrolling interest	34.6								34.6
Distribution to noncontrolling interest	(1.5)								(1.5)
Change in fair value of noncontrolling interest			(0.2)						0.2
Defined benefit pension plans, net of taxes:
Prior service cost arising during year	(5.0)				(5.0)	(5.0)				(5.0)
Net actuarial gain (loss) arising during year	(61.8)				(61.8)	(61.8)				(61.8)
Amortization of prior service cost included in net periodic pension cost	0.1				0.1	0.1				0.1
Amortization of net actuarial losses included in net periodic pension cost	5.6				5.6	5.6				5.6
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	(5.4)				(5.4)			(5.4)		(5.4)
Deferred gains and losses on derivatives, net	(5.4)				(5.4)			(5.4)		(5.4)
Deferred gains and losses on derivatives held by affiliates, net	2.5				2.5			2.5		2.5
Reclassification To Temporary Equity [Abstract]
Change in cumulative translation adjustment	(204.6)				(204.5)		(204.5)		(0.1)	(204.5)	(0.1)
Noncontrolling interests	36.0								36.0
Ending Balance at Dec. 31, 2011	$ 3,031.2
Ending Balance Shares at Dec. 31, 2011		97,194,732